UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22831

TCG Financial Series Trust VI

 (Exact name of registrant as specified in charter)

c/o TCG Financial Services, LLC

110 Merrick Way, Suite 2A, Coral Gables, FL 33134

(Address of Principal Executive Offices) (Zip Code)

c/o TCG Financial Services, LLC

110 Merrick Way, Suite 2A, Coral Gables, FL 33134

(Name and Address of Agent for Service)

Copies to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

Registrant’s Telephone Number, including Area Code: (305) 461-6090

Date of fiscal year end: December 30

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

TCG U.S. Government Primary Liquidity

Money Market Fund

Institutional Class (GQIXX)

June 30, 2015

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY MONEY MARKET FUND

SHAREHOLDER LETTER (UNAUDITED)

The TCG U.S. Government Primary Liquidity Money Market Fund ended its first period of operations on June 30th 2015 with a 7-day effective and current yield of 0.25%.  The total return during the period ended June 30th 2015 was 0.20%. During our first full period of operations management concentrated on establishing relationships with a number of banks in order to be able to build an investment portfolio of significant size together with the creation of a distribution network to market the fund’s shares. As we begin our second year of operations we are in a position to grow the funds to a significant size. Our ability to establish relationships with a large number of banks across the country allow for our funds to deliver a positive spread over other money market funds.

Returns to savers in investment vehicles like money market funds and short-term CDs remained frustratingly close to zero in the past year. Our Fund’s Ratio of Net Investment Income to Average Net Assets for the period was 0.25%, placing our funds among the highest, if not the highest, yielding universe of U.S. Money Market Funds. While investors and savers in money market funds received no reprieve in the second quarter from record low short-term interest rates that have persisted for over six years, there is growing evidence that this return drought could be eased some time later this year as the Federal Reserve Bank Board begins to tighten monetary policy in order to move the market to more normal historical levels. Although the prospects of higher interest rates are better than they have been since 2008, there are numerous conditions that would have to be met for a tightening to occur. In this environment we intend to follow our long-held conservative credit philosophy while seeking to maintain appropriate levels of liquidity.

Our investment philosophy is one of ultra-high credit quality and the highest possible liquidity rather than trying to time the potential changes in the money markets and as a result our funds investment policy limits investments to US government securities and FDIC-insured bank deposits. During the period, the weighted average maturity of our investment portfolio was One Day and 99.15% of the portfolio was invested in FDIC-insured bank deposits in financially strong institutions and, although not a direct obligation of the US government, are insured by the FDIC who is backed by the full faith and credit of the US government.

The Federal Funds rate affects all investments within our Funds and it has been kept "exceptionally low" since December 2008 in order to achieve maximum employment and 2 percent inflation. We invest in ultra-high credit quality, short-term investments e.g. U.S. government obligations and bank deposits, to the extent they are insured by the Federal Deposit Insurance Corporation (FDIC), that have a weighted average maturity of no more than 60 days. As a result of the low rate environment in government securities our funds have concentrated its investment portfolio in FDIC-insured bank deposits waiting for the market to return to a more normal interest rate cycle. As of June 30, 2015, 99.15% of our portfolio was invested in FDIC-insured bank deposit accounts. The average life of our portfolio at June 30, 2015, was 1 day.

When the Fed changes from its current course and begins to raise short-term rates, our Fund will quickly benefit as we will be able to reinvest maturing deposits into a substantial mix of higher yielding government securities and FDIC-insured bank deposits. In the meantime, we will maintain our focus on high credit quality, preservation of capital and maintaining high liquidity for our shareholders.

Vivian M Coloma President

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

Other Assets
0.42%
Short Term Investment
0.43%
Bank Deposits
99.15%

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

Security Description	Location of Investment	Coupon/ Yield	Maturity/ Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 99.15%
American Enterprise Bank of Florida *	Florida	0.10%	7/1/2015	$ 2,502	$ 2,502
Banesco USA *	Florida	0.75%	7/1/2015	55,474	55,474
Bank of the Ozarks *	Arkansas	0.10%	7/1/2015	2,502	2,502
BankUnited, FSB *	Florida	0.75%	7/1/2015	65,473	65,473
Bay Cities Bank *	Florida	0.15%	7/1/2015	2,501	2,501
BBVA Compass *	Alabama	0.05%	7/1/2015	5,015	5,015
C1 Bank *	Florida	0.05%	7/1/2015	2,501	2,501
Coastal Community Bank *	Washington	0.00%	7/1/2015	2,500	2,500
Commercial Bank of California *	California	0.00%	7/1/2015	1,000	1,000
Doral Bank *	Puerto Rico	0.78%	7/1/2015	26,154	26,154
Encore Bank N.A.*	Florida	0.05%	7/1/2015	1,000	1,000
Enterprise Bank and Trust *	Missouri	0.30%	7/1/2015	2,505	2,505
EverBank *	Florida	0.46%	7/1/2015	10,040	10,040
First American Bank *	Illinois	0.15%	7/1/2015	10,015	10,015
First Capital Bank of Kentucky *	Kentucky	0.15%	7/1/2015	2,503	2,503
First City Bank of Commerce *	Florida	0.75%	7/1/2015	46,265	46,265
First Foundation Bank *	California	0.10%	7/1/2015	3,551	3,551
First Internet Bank of Indiana *	Indiana	0.60%	7/1/2015	5,026	5,026
FirstBank Florida *	Florida	0.30%	7/1/2015	2,506	2,506
Flagler Bank *	Florida	0.10%	7/1/2015	2,502	2,502
Floridian Community Bank *	Florida	0.25%	7/1/2015	5,019	5,019
Marquis Bank *	Florida	0.05%	7/1/2015	10,007	10,007
Metropolitan Commercial Bank *	New York	0.20%	7/1/2015	26,042	26,042
NexBank, SSB *	Texas	0.50%	7/1/2015	45,612	45,612
Ocean Bank *	Florida	0.00%	7/1/2015	2,440	2,440
One West Bank N.A. *	California	0.15%	7/1/2015	10,012	10,012
Pacific National Bank *	Florida	0.90%	7/1/2015	5,030	5,030
PanAmerican Bank *	California	0.05%	7/1/2015	2,501	2,501
Post Oak Bank *	Texas	0.20%	7/1/2015	2,504	2,504
Professional Bank *	Florida	0.90%	7/1/2015	100,695	100,695
Quantum National Bank *	Georgia	0.10%	7/1/2015	9,028	9,028
RiverBend Bank *	Texas	0.03%	7/1/2015	4,021	4,021
Santander Bank N.A.*	Delaware	0.10%	7/1/2015	17,423	17,423
TD Bank *	Delaware	0.10%	7/1/2015	2,502	2,502
Wolverine Bank *	Michigan	0.25%	7/1/2015	2,504	2,504
TOTAL FOR BANK DEPOSITS (Cost $496,875) - 99.15%					$496,875

SHORT TERM INVESTMENT - 0.43%
Fidelity Institutional Treasury Money Market Fund - Class I 0.01%		0.01%		$ 2,142	$ 2,142
TOTAL FOR SHORT TERM INVESTMENT (Cost $2,142) - 0.43%					$ 2,142

TOTAL INVESTMENTS (Cost $499,017) - 99.58%					$499,017

OTHER ASSETS LESS LIABILITIES, NET - 0.42%					2,118

NET ASSETS - 100.00%					$501,135

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

The accompanying notes are an integral part of these financial statements.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015

Assets:
Investments in Securities, at Value (Cost $499,017)	$ 499,017
Cash	101
Receivables:
Interest	3
Due from Advisor	4,553
Prepaid Expenses	348
Total Assets	504,022
Liabilities:
Payables:
Accrued Expenses	2,887
Total Liabilities	2,887
Net Assets	$ 501,135

Net Assets Consist of:
Paid In Capital	$ 501,135
Net Assets	$ 501,135

Institutional Class Shares:
Net Assets	$ 501,135
Shares Outstanding (Unlimited number of shares authorized without par value)	501,135
Net Asset Value	$ 1.00

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the period(a) ended June 30, 2015

Investment Income:
Interest Income	$ 2,131
Total Investment Income	2,131

Expenses:
Advisory	2,392
Transfer Agent	3,601
Legal	3,469
Audit Fees	2,500
Custody	432
NASDAQ Fees	402
Miscellaneous	131
Printing & Mailing	14
Total Expenses	12,941
Fees Waived and Reimbursed by the Advisor	(11,945)
Net Expenses	996

Net Investment Income	$ 1,135

Net Increase in Net Assets Resulting from Operations	$ 1,135

(a)  The Fund commenced investment operations on July 3, 2014.

The accompanying notes are an integral part of these financial statements.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	(a)
	6/30/2015
Increase in Net Assets From Operations:
Net Investment Income	$ 1,135
Net Increase in Net Assets Resulting from Operations	1,135

Distributions to Shareholders:
Net Investment Income	(1,135)
Total Dividends and Distributions Paid to Shareholders	(1,135)

Capital Share Transactions	501,135

Total Increase in Net Assets	501,135

Net Assets:
Beginning of Period	-

End of Period (including accumulated undistributed net investment income of $0)	$ 501,135

(a)  The Fund commenced investment operations on July 3, 2014.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	6/30/2015

Net Asset Value, at Beginning of Period	$ 1.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)
Total from Investment Operations	0.00

Distributions:
Net Investment Income	0.00	(d)
Total from Distributions	0.00

Net Asset Value, at End of Period	$ 1.00

Total Return **	0.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	3.23%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.70)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	0.25%	(b)
Ratio of Net Investment Income to Average Net Assets	0.28%	(b)
Portfolio Turnover	0.00%	(c)

(a)  The Fund commenced investment operations on July 3, 2014.

(b) Annualized

(c) Not Annualized

(d) Amount is less than $0.005

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015

1.  ORGANIZATION

The TCG Financial Series Trust VI (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG U.S. Government Primary Liquidity Money Market Fund (the “Fund”) is a separate diversified series of the Trust.  There are currently no other series (or funds) in the Trust; however, additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.  Currently, the only class active is the Institutional Class shares.

The investment objective of the TCG U.S. Government Primary Liquidity Money Market Fund is to achieve preservation of capital, current income, liquidity and stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Investments:  The Fund seeks to achieve its objective by investing exclusively in a diversified portfolio made up only of short term U.S. Government securities and bank deposits with maturities of not more than 397 days, including variable rate instruments and repurchase agreements with regard to such obligations.

The Deposits held in the Fund’s portfolio include deposits in a checking account, negotiable order of withdrawal (NOW) account, savings account, money market deposit account (MMDA), and time deposit such as a certificate of deposit (CD).  These Deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s Deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each Deposit.  Accordingly, because each of the Fund’s deposits will fall within these FDIC amount limits, the entire amount of each of the Fund’s Deposit will be fully insured by the FDIC.

The Fund’s Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity (WAN) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

The Fund’s Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of Subchapter M, of the Internal Revenue Code, that are applicable to regulated investment companies and to distribute substantially all its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Dividends from net investment income will be declared daily and paid monthly, if any.  Net realized capital gains, if any, will be distributed annually.  Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities.

Net Asset Value Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

3.  SECURITY VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.  The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets measured at fair value on a recurring basis follows.

Money Market Deposit Accounts. Money market deposit accounts are valued at their cash liquidation value and are categorized as Level 1.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

Money Market Funds. Money market funds are valued at their net asset value of $1.00 per share, and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund's assets measured at fair value as of June 30, 2015:

Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Bank Deposits	$ 496,875	$ -	$ -	$ 496,875
Short-Term Investment	2,142	-	-	2,142
	$ 499,017	$ -	$ -	$ 499,017

For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the Fund did not hold any assets at any time in which significant unobservable inputs were used in determining fair value.  Therefore, no reconciliation of Level 3 securities is provided.  Also, there were no transfers between Level 1 and Level 2 securities during the period.  The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

4.  MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

TCG Financial Services, LLC (“TCG Financial” or the “Advisor”) has been retained by the Fund under the Management Agreement to act as the Fund’s Advisor, subject to the authority of the Board of Trustees.  The Management Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.  The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Management Agreement, the Advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund. The Fund pays the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.60% of the Fund’s average daily net assets.  For the period July 3, 2014 (commencement of investment operations) through August 25, 2014 the investment management fee was 0.35% of the Fund’s average daily net assets. Effective August 25, 2014, the Board of Trustees approved a change to the management fee to be increased to 0.60% of the average daily net assets of the Fund.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s Shareholder Servicing Plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)).  For the period July 3, 2014 (commencement of investment operations) through August 25, 2014 the expense limitation was a percentage of daily net assets to 0.20% (Institutional Shares), 0.25% (Service Shares), 0.30% (Investor A Shares), 0.35% (Investor B Shares), 0.40% (Investor C Shares).  Effective August 25, 2014 the Board of Trustees approved a change to the expense limitation to be increased to 0.25%

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

(Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) of the Fund’s average daily net assets until September 1, 2015. While the Fund considers “non-routine expenses” to include, but not be limited to, any reimbursement payments made by the Fund to the investment advisor of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment advisor in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to the Advisor in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The agreement may be terminated upon ninety (90) days’ written notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the Advisor earned $2,392 pursuant to the Management Agreement.  For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the Advisor waived advisory fees of $2,392 and reimbursed expenses of $9,553, for a total of $11,945 pursuant to the Expense Limitation Agreement.  At June 30, 2015, the Advisor owed the Fund $4,553 for expenses waived and reimbursed.

At June 30, 2015, the amounts subject to future recoupment are as follows:

Fiscal Year Ended  Recoverable Through  Amount

             June 30, 2015                             June 30, 2018                                    $11,945

A trustee of the Fund is also an officer of TCG Financial.

5.  DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan has not been activated, currently.

6.  CAPITAL SHARE TRANSACTIONS

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.  As of June 30, 2015, paid-in-capital totaled $501,135.

The following is a summary of capital share activity for the period July 3, 2014 (commencement of investment operations) through June 30, 2015:

	Period Ended June 30, 2015
	Shares	Amount
Shares Sold	504,250	$ 504,250
Shares issued in reinvestment of distributions	1,135	1,135
Shares redeemed	(4,250)	(4,250)
Net Increase	501,135	$ 501,135

7.  INVESTMENT TRANSACTIONS

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $ - and $ -, respectively.

8.  TAX MATTERS

For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 499,017

Gross tax appreciation of investments	$ -

Gross tax depreciation of investments	$ (-)

Net tax appreciation of investments	$ -

The Fund declares daily and pays monthly, if any, income distributions. During the period July 3, 2014 (commencement of investment operations) through June 30, 2015, distributions of $0.0020 per share, or $1,135 in aggregate, were declared and paid from net investment income.

For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the component of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income

$     -

The tax character of distributions paid during the period July 3, 2014 (commencement of investment operations) through June 30, 2015 was $1,135 of ordinary income.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of June 30, 2015, Charity Deposit Corp., for the benefit of its customers, owned, in aggregate, approximately 100% of the voting securities of the Fund, and may be deemed to control the respective Fund.

10.  MONEY MARKET FUND REFORM

In October 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market funds and institutional tax exempt money market funds as well as will provide for redemption fees and gates under certain circumstances.  Management has determined that it is in the best interest of the Fund to immediately amend its investment strategies so as to bring the Fund into compliance with the new regulations.

11.  SUBSEQUENT EVENT

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

On July 29, 2015, a post-effective amendment, pursuant to Rule 485(a), was filed with the Securities and Exchange Commission (“SEC”) changing the name of the Fund to TCG Primary Liquidity Money Market Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of the TCG US Government Primary Liquidity Money Market Fund,

  a Series of the TCG Financial Series Trust VI

We have audited the accompanying statement of assets and liabilities of the TCG US Government Primary Liquidity Money Market Fund (the “Fund”), a series of the TCG Financial Series Trust VI, including the schedule of investments, as of June 30, 2015 and the related statement of operations, statement of changes in net assets, and financial highlights for the period July 3, 2014 (commencement of investment operations) through June 30, 2015.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and securities owned as of June 30, 2015, by correspondence with the custodian and underlying banks. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TCG US Government Primary Liquidity Money Market Fund, a series of the TCG Financial Series Trust VI, as of June 30, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period July 3, 2014 (commencement of investment operations) through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania August 25, 2015

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

 Expense Example

As a shareholder of the TCG U.S. Government Primary Liquidity Money Market Fund (the "Fund"), you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,000.72	$1.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,023.55	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

ADDITIONAL INFORMATION

JUNE 30, 2015 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-494-2755 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-494-2755 to request a copy of the SAI or to make shareholder inquiries.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

TRUSTEES AND OFFICERS

JUNE 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Gregory Schein 2915 Emathla Street Miami, Florida 33133 [DOB: 07/31/1971]	Trustee	Since Inception	From 2007 to present, Mr. Schein has been the managing director of “SFP Holdings.”	Ten (10)	None
Francisco Torres de Navarra 5835 SW 81st Street South Miami, Florida 33143 [DOB: 11/27/1963]	Trustee	Since Inception	From 1986 to present, Mr. Torres de Navarra has been owner of Serrot, Inc., an insurance brokerage company. Also, from 2005 to present he has been a healthcare consultant at Selden Beattie.	Ten (10)	None

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

TRUSTEES AND OFFICERS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Interested Trustee* and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jorge H. Coloma * 110 Merrick Way, Suite 2A Coral Gables, Florida 33134 [DOB: 10/07/1944]	Trustee, President and Treasurer	Since Inception	From 2003 until 2008, Mr. Coloma was the managing director of “Insured Deposits Conduit, LLC.” Mr. Coloma joined the Advisor on September 10, 2010.	Ten (10)	None.
Charles R. Ropka, Esq. 215 Fries Mill Road Turnersville, NJ 08012 [DOB: 10/21/1963]	Secretary	Since Inception	Attorney-at-law- Law Office of C. Richard Ropka, LLC, Rabil, Ropka, Kingett & Stewart, LLC	Ten (10)	None.
Daniel Rangel 2111 SW 84th Avenue Miami, Florida 33155 [DOB: 10/01/1973]	Assistant Treasurer	Since Inception	Airline pilot for Gulfstream Int’l Airline from 2005 to 2011, Shuttle America in 2012 and Miami Air International from 2013 to present.	Ten (10)	None.
Eduardo A. Coloma 18895 SW 212th Street Miami, Florida 33187 [DOB: 01/19/1943]	Chief Compliance Officer	Since Inception	Retired.	Ten (10)	None.

* Mr. Coloma who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Funds’ advisor.

For the period July 3, 2014 (commencement of investment operations) through June 30, 2015, the Trustees did not receive any compensation.

Investment Advisor

TCG Financial Services, LLC

110 Merrick Way, Suite #2A

Coral Gables, FL 33134

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

Custodian

The Huntington Bank, N.A.

41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s board of trustees has determined that the Registrant has a least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Gregory Schein, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

FY 2015

$ 2,000

(b)

Audit-Related Fees

Registrant

FY 2015

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2015

$ 500

Nature of the fees:

Preparation of tax return and excise tax return.

(d)

All Other Fees

Registrant

FY 2015

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  All non-audit services were pre-approved by the audit committee.

(f)

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2015

$ 500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust VI

By /s/ Jorge H. Coloma

Jorge H. Coloma

Trustee, President and Treasurer

Date: September 10, 2015

TCG U.S. GOVERNMENT PRIMARY LIQUIDITY

MONEY MARKET FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

Trustee, President and Treasurer

Date: September 10, 2015